Long term investment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of investments holdings [Table Text Block]
	September 30, 2013	December 31, 2012

Equity method investment – Anteya Technology Corp
Carrying value of investment at the beginning	$425,345	$799,131
Share of associate’s loss	(124,108)	(378,173)
Exchange difference	(19,841)	4,387
Carrying value at the end	281,396	425,345

Equity method investment – Fin-Core Corporation
Carrying value of investment at the beginning	-	196,087
Impairment for the year	-	(204,563)
Exchange difference	-	8,476
Carrying value at the end	-	-

Cost-method investments – Phocos
At cost	53,681	142,038
Impairment for the year	-	(88,357)
Disposal	(53,681)	-
Carrying value at the end	-	53,681

Net value	$281,396	$479,026

	2012	2011

Equity method investment – Anteya Technology Corp
Carrying value of investment at the beginning	$799,131	$797,363
Interest in Anteya’s net income	-	40,835
Impairment for the year	(378,173)	-
Exchange difference	4,387	(39,067)

Carrying value at the end	425,345	799,131

Equity method investment – Fin-Core Corporation
Carrying value of investment at the beginning	196,087	481,891
Interest in Fin-Core’s net loss up to Oct 2011	-	(135,200)
Impairment for the year	(204,563)	(132,799)
Exchange difference	8,476	(17,805)

Carrying value at the end	-	196,087

Cost-method investments – Phocos AG
At cost	142,038	142,038
Impairment for the year	(88,357)	-

Carrying value at the end	53,681	142,038

	$479,026	$1,137,256

Schedule of unaudited financial information of Anteya Technology Corp. [Table Text Block]
Balance sheet	September 30, 2013	December 31, 2012

Current assets	$3,887,730	$4,634,083
Non-current assets	838,800	730,201

Total assets	4,726,530	5,364,284

Current liabilities	2,806,245	2,475,513
Non-current liabilities	455,884	762,048
Stockholders’ equity	1,464,401	2,126,723

Total stockholders’ equity and liabilities	$4,726,530	$5,364,284

Balance sheet	2012	2011
Current assets	$4,634,083	$4,671,187
Non-current assets	730,201	1,101,058
Total assets	5,364,284	5,772,245
Current liabilities	2,475,513	2,437,814
Non-current liabilities	762,048	1,097,420
Stockholders’ equity	2,126,723	2,237,011
Total stockholders’ equity and liabilities	$5,364,284	$5,772,245
Statement of operation	2012	2011
Net sale	$4,820,371	$6,130,555
Cost of goods sold	(3,795,011)	(4,695,958)
Gross profit	1,025,360	1,434,597
Operating and non-operating expenses	(1,225,526)	(1,224,267)
Net profit (loss)	$(200,166)	$210,330

Schedule of unaudited financial information of Anteya Technology Corp. Statement of Operation [Table Text Block]

Statement of operation	Nine months ended September 30, 2013	Nine months ended September 30,2012

Net sale	$2,178,089	$3,756,783
Cost of goods sold	(1,894,189)	(2,912,419)

Gross profit	283,900	844,364
Operating and non-operating expenses	(837,575)	(934,520)

Net profit (loss)	$(553,675)	$(90,156)